Fair Value of Financial Instruments - Counterparty Credit Risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) counterparty	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Derivative Fair Value Meaurements and Concentration of Credit Risk
Counterparty credit exposure, excluding credit risk exposure under certain long term agreements	$ 239
Counterparty credit exposure, collateral held (cash and letters of credit) against positions	51
Counterparty credit exposure, net	$ 233
Company's exposure before collateral expected to roll off (as a percent)	67.00%
Net exposure (as a percent)	100.00%
Wholesale counterparties with net exposure | counterparty	33,000,000
Counterparty credit risk exposure to certain counterparties, threshold (as a percent)	10.00%
Estimated counterparty credit risk exposure under certain long term agreements, including California tolling agreements, South Central load obligations and solar power purchase agreements for the next 5 years	$ 548
Period of estimated counterparty credit risk exposure under certain long term agreements, including California tolling agreements, South Central load obligations and solar power purchase agreements (in years)	5 years
Provision for bad debts	$ 95	$ 85	$ 68
Investment grade
Derivative Fair Value Meaurements and Concentration of Credit Risk
Net exposure (as a percent)	56.00%
Non-Investment grade/Non-Rated
Derivative Fair Value Meaurements and Concentration of Credit Risk
Net exposure (as a percent)	44.00%
Utilities, energy merchants, marketers and other
Derivative Fair Value Meaurements and Concentration of Credit Risk
Net exposure (as a percent)	84.00%
Financial Institutions
Derivative Fair Value Meaurements and Concentration of Credit Risk
Net exposure (as a percent)	16.00%